Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Accounts Payables Explanatory [Abstract]
Schedule of composition of accounts payable
	December 31,
	2020	2019
	U.S. dollars in thousands

Trade payables	2	1
Employees, consultants and payroll accruals	-	26
Accrued expenses	252	205

	254	232

Schedule of carrying amount of other accounts payable
	December 31,
	2020	2019
	U.S. dollars in thousands

U.S. dollars	160	174
NIS (not linked to the Israeli CPI)	94	58

	254	232